UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Eric W. Falkeis
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report
September 30, 2012

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone Alternative Alpha ETF

AlphaClone Alternative Alpha ETF

Dear ALFA Shareholders,

I would like to start by thanking you for your investment in the AlphaClone Alternative Alpha ETF (ALFA). This is the Semi Annual Report to Shareholders that covers the period from the fund’s launch on May 31, 2012 through September 30, 2012.

We have been very pleased with the performance of the fund and its index since inception. From inception to September 30, 2012 the ALFA market price return was 12.88% and its NAV return was 12.48%.

Although the S&P 500 Index during this time period provided a good environment in which to invest, we are very pleased with the fund’s performance versus this index.

During the same period, while the markets have consistently stayed above their short and medium term moving averages, that could change very quickly depending on events in Europe and the resolution or lack thereof of the impending US “Fiscal Cliff” in January. Any of these events could have a profound effect on the US equity markets.

Should something drastic happen, the AlphaClone Hedge Fund Long/Short Index’s dynamic hedge could be triggered. Historically, the hedge has been triggered when the S&P 500 ETF (SPY), closed below its 200 day moving average at any month end. While we believe this should provide a hedge against a protracted market down cycle, the strategy could still be susceptible to sudden, dramatic shocks.

The performance of the fund can partially be attributed to several factors: First, the index’s current constituents have market capitalizations that tilt towards the large cap category, and tilt towards growth instead of value. During rising markets, the large cap, growth style stocks have typically outperformed the S&P 500. Apple, Inc. (AAPL) continues to be the most overweight component security. The top 6 holdings are rounded out by Simon Property, VISA, Delphi Automotive, News Corp and AIG.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk.  Principal loss is possible.  The AlphaClone Alternative Alpha ETF has the same risks as the underlying securities traded on the exchange through out the day.  Redemptions are limited and often commission is charged on each trade.  The fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security.

AlphaClone Alternative Alpha ETF

Investments by the fund in derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  The fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the fund is more exposed to individual stock volatility than a diversified fund.  REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants.

Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects.  In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.  Investments in securities of MLPs involve risks that differ from an investment in common stock.  Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of MLPs.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments.  The performance of the fund may diverge from that of the index.  Because the fund employs a representative sampling strategy, it may experience tracking error to a greater extent than a fund that seeks to replicate an index.

The fund does not invest in hedge funds, but rather the fund invests in issuers that are favored investments of hedge funds and institutional investors.  The fund may also invest in securities that are not included in the index or may overweight or underweight certain components of the index.  The fund utilizes a representative sampling strategy, and that up to 20% of its holdings may have no relation to the index.

AlphaClone and the fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents. Public filings may not disclose all an investment manager’s positions.

The AlphaClone Hedge Fund Long/Short Index represents equity securities that are favored by hedge funds and institutional investors in their public disclosures. The index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight. The index is reconstituted quarterly and can vary between being long only and market neutral. The index’s adjustment in long/short positions does not guarantee against market loss.  You cannot invest directly in an index.

The fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the fund.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

References to other mutual funds should not be interpreted as an offer of these securities.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The SPDR S&P 500 ETF (SPY) is a passively managed ETF that tracks the S&P 500 Index.  You cannot invest directly in an index.

Market cap is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Exchange Traded Concepts LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors LLC.  Quasar is affiliated with US Bancorp Fund Services LLC.  Quasar is not affiliated with Exchange Traded Concepts LLC.

AlphaClone Alternative Alpha ETF

PORTFOLIO ALLOCATION
As of September 30, 2012 (Unaudited)
Percentage of
Sector	Net Assets
Manufacturing	40.3%
Finance and Insurance	15.9
Information Technology and Communications	15.8
Professional, Scientific, and Technical Services	6.2
Retail Trade	6.0
Mining, Quarrying, and Oil and Gas Extraction	3.9
Wholesale Trade	3.0
Construction	2.0
Transportation and Warehousing	2.0
Utilities	1.9
Health Care and Social Assistance	1.0
Real Estate and Rental and Leasing	1.0
Waste Management Services	0.9
Short-Term and Other Net Assets	0.1
TOTAL	100.0%

TEN LARGEST FUND HOLDINGS
As of September 30, 2012 (Unaudited)

Percentage of
Security	Net Assets
Apple Inc.	10.8%
Simon Property Group Inc.	2.8
Delphi Automotive PLC	2.1
Motorola Solutions Inc.	2.1
Visa Inc.	2.1
Agrium Inc.	2.1
News Corporation	2.1
Priceline.com Inc.	2.1
Amazon.com Inc.	2.0
QUALCOMM Inc.	2.0
TOTAL	30.2%

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS – 94.1%
	Advertising – 1.1%
871	Lamar Advertising Co. (a)	$32,279
	Aerospace Product and Parts Manufacturing – 1.0%
206	TransDigm Group Inc. (a)	29,225
	Airlines – 2.0%
3,135	Delta Air Lines Inc. (a)	28,717
1,482	United Continental Holdings Inc. (a)	28,899
		57,616
	Architectural and Structural
	Metals Manufacturing – 0.9%
665	Lincoln Electric Holdings Inc.	25,968
	Banks – 3.1%
3,500	Bank Of America Corporation	30,905
1,387	Sterling Financial Corporation	30,888
350	Toronto-Dominion Bank	29,169
		90,962
	Beverage Manufacturing – 2.0%
347	Anheuser-Busch InBev – ADR	29,811
742	Coca-Cola Company	28,144
		57,955
	Building Equipment Contractors – 1.0%
1,178	Quanta Services Inc. (a)	29,097
	Cable and Other Subscription Programming – 1.9%
367	Charter Communications Inc. (a)	27,550
275	Liberty Media Corporation (a)	28,647
		56,197
	Clothing Stores – 0.9%
408	Ross Stores Inc.	26,357
	Computers and Peripheral Equipment – 10.8%
474	Apple Inc.	316,281

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Computer Software – 3.2%
1,107	CA Inc.	$28,522
934	Microsoft Corporation	27,815
17,852	TeleCommunication Systems Inc. (a)	38,560
		94,897
	Department Stores – 2.0%
575	Dollar General Corporation (a)	29,636
505	Sears Holdings Corporation (a)	28,022
		57,658
	Electronic Commerce – 2.0%
232	Amazon.com Inc. (a)	59,002
	Electronic Component Manufacturing – 1.0%
815	TE Connectivity Limited (b)	27,718
	Financial Services – 3.1%
68	Mastercard Inc.	30,701
451	Visa Inc.	60,560
		91,261
	Furniture and Related Product Manufacturing – 1.2%
2,245	Patrick Industries Inc. (a)	34,730
	Health and Personal Care Stores – 1.0%
626	CVS Caremark Corporation	30,311
	Insurance Carriers – 4.9%
86	Alleghany Corporation (a)	29,665
1,657	American International Group Inc. (a)	54,333
334	Berkshire Hathaway Inc. – Class B (a)	29,459
3,216	CNO Financial Group Inc.	31,034
		144,491
	Internet Companies – 6.4%
2,388	AsiaInfo-Linkage Inc. (a)	27,964
1,471	Facebook Inc. (a)	31,847
46	Google Inc. (a)	34,707
551	Liberty Global, Inc. (a)	31,087
2,864	Pandora Media Inc. (a)	31,361
1,914	Yahoo Inc. (a)	30,576
		187,542

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Internet Retailers – 2.1%
97	Priceline.com Inc. (a)	$60,017
	Machinery Manufacturing – 1.0%
478	Illinois Tool Works Inc.	28,427
	Medical Equipment and Supplies Manufacturing – 1.9%
444	Teleflex Inc.	30,565
1,318	VIVUS Inc. (a)	23,487
		54,052
	Mining – 0.9%
503	Ensco PLC	27,444
	Mining Machinery Manufacturing – 1.0%
513	Joy Global Inc.	28,759
	Mobile Communications – 4.0%
1,199	Motorola Solutions Inc.	60,610
915	QUALCOMM Inc.	57,178
		117,788
	Motion Picture Entertainment – 0.9%
1,375	Imax Corporation (a)	27,376
	Motor Vehicle Parts – 2.1%
1,957	Delphi Automotive PLC (a)	60,667
	Natural Gas Distribution – 1.0%
671	Energy Transfer Equity, L.P.	30,329
	Newspapers and Media – 3.2%
1,853	Gannett Company Inc.	32,891
2,450	News Corporation	60,098
		92,989
	Oil and Gas Extraction – 2.9%
1,473	Chesapeake Energy Corporation	27,795
1,276	Cobalt International Energy Inc. (a)	28,417
541	Enterprise Products Partners L.P.	28,998
		85,210
	Outpatient Care Centers – 1.0%
1,245	HealthSouth Corporation (a)	29,955

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Pesticide and Agricultural
	Chemical Manufacturing – 2.1%
583	Agrium Inc. (a)	$60,317
	Petroleum and Coal Products Manufacturing – 2.0%
677	BP plc – ADR	28,677
255	Chevron Corporation	29,723
		58,400
	Pharmaceutical Manufacturing – 7.2%
1,592	Alkermes PLC (a)	33,034
2,285	Ironwood Pharmaceuticals Inc. (a)	29,202
389	Onyx Pharmaceuticals Inc. (a)	32,871
1,189	Pfizer Inc.	29,547
851	Pharmacyclics Inc. (a)	54,889
548	Valeant Pharmaceuticals International Inc. (a)	30,288
		209,831
	Real Estate Management – 1.0%
1,624	CBRE Group Inc. (a)	29,898
	Residential Building Construction – 1.0%
36	NVR Inc. (a)	30,402
	Semiconductor and Other Electronic
	Component Manufacturing – 2.7%
2,293	Intel Corporation	52,005
5,082	TriQuint Semiconductor Inc. (a)	25,664
		77,669
	Systems Consulting Firms – 1.0%
206	Alliance Data Systems Corporation (a)	29,242
	Tobacco Manufacturing – 1.0%
318	Philip Morris International Inc.	28,601
	Toy Manufacturing – 0.8%
2,501	LeapFrog Enterprises Inc. (a)	22,559
	Transportation Infrastructure – 1.0%
679	Macquarie Infrastructure Company LLC	28,165

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Travel Services – 0.9%
838	TripAdvisor Inc. (a)	$27,595
	Water and Sewage Systems – 0.9%
317	Cia Saneamento Basico do Estado
	de Sao Paulo (SABESP) – ADR	25,743
	Wood Product Manufacturing – 1.0%
1,301	Leucadia National Corporation	29,598
	TOTAL COMMON STOCKS (Cost $2,560,232)	2,750,580
REITS – 3.8%
	Commercial Real Estate – 2.8%
545	Simon Property Group Inc.	82,737
	Wireless Telecommunications – 1.0%
411	American Tower Corp.	29,341
	TOTAL REITS (Cost $106,638)	112,078
EXCHANGE TRADED FUNDS – 2.0%
526	iShares MSCI Brazil Index Fund	28,430
499	iShares MSCI South Korea Index Fund	29,506
		57,936
	TOTAL EXCHANGE TRADED FUNDS (Cost $55,306)	57,936
RIGHTS – 0.0%
	Department Stores – 0.0%
	Sears Hometown and Outlet Stores Inc (a)
505	Expiration Date: 10/8/2012, Strike Price: $15.00	1,374
	TOTAL RIGHTS (Cost $922)	1,374

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)

Shares		Value
SHORT-TERM INVESTMENTS – 0.1%
	Money Market Funds – 0.1%
	STIT – Liquid Assets Portfolio – Institutional Class,
2,586	0.170% (b)	$2,586
	TOTAL MONEY MARKET FUNDS (Cost $2,586)	2,586
	Total Investments (Cost $2,725,684) – 100.0%	2,924,554
	Liabilities in Excess of Other Assets – 0.0%	(555)
	TOTAL NET ASSETS – 100.0%	$2,923,999

(a)	Non-income producing security.
(b)	Seven-day yield as of September 30, 2012.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF ASSETS & LIABILITIES
At September 30, 2012 (Unaudited)

ASSETS:
Investments in securities, at value (Cost $2,725,684)	$2,924,554
Receivables:
Dividends and interest	1,739
Total assets	2,926,293

LIABILITIES:
Payables:
Management Fees	2,294
Total liabilities	2,294

NET ASSETS	$2,923,999

Net assets consist of:
Paid-in capital	$2,600,000
Undistributed (Accumulated) Net Investment Income (Loss)	1,073
Accumulated Net Realized Gain (Loss) on Investments	124,056
Net Unrealized Appreciation (Depreciation) on Investments	198,870
Net assets	$2,923,999

Shares outstanding^	104,000
Net asset value per share	$28.12

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2012* (Unaudited)

INVESTMENT INCOME
Dividends	$9,866
Total investment income	9,866

EXPENSES (NOTE 3)
Management Fees	8,793
Total expenses	8,793
Net Investment Income (Loss)	1,073

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	124,056
Change in net unrealized
appreciation (depreciation) on investments	198,870
Net realized and unrealized gain (loss) on investments	322,926
Net increase (decrease) in net assets
resulting from operations	$323,999

*	Fund commenced operations on May 31, 2012. The information presented is for the period from May 31, 2012 to September 30, 2012.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2012*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$1,073
Net realized gain (loss) on investments	124,056
Change in net unrealized appreciation (depreciation)
on investments	198,870
Net increase (decrease) in net assets
resulting from operations	323,999

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,600,000
Net increase in net assets derived from
net change in outstanding shares (a)	2,600,000

Total increase (decrease) in net assets	2,923,999

NET ASSETS
Beginning of period	—
End of period	$2,923,999
Undistributed net investment income (loss)	$1,073

(a)	Summary of capital share transactions is as follows:

	Period Ended
	September 30, 2012*
	(Unaudited)
	Shares	Value
Shares sold	104,000	$2,600,000
Net increase	104,000	$2,600,000

*	Fund commenced operations on May 31, 2012. The information presented is for the period fromMay 31, 2012 to September 30, 2012.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	September 30, 2012*
	(Unaudited)
Net asset value at beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss) on investments	3.11
Total from investment operations	3.12

Net asset value, end of period	$28.12

Total Return	12.48	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)	$2.9

Ratio of Expenses to Average Net Assets	0.95	%#
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.12	%#

Portfolio turnover rate	60	%^

(a)	Calculated using the average shares outstanding method.
*	Fund commenced operations on May 31, 2012. The information presented is for the period fromMay 31, 2012 to September 30, 2012.
^	Not annualized.
#	Annualized.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is one series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012.  The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is to seek investment results that, before fees and expenses, track the AlphaClone Hedge Fund Long/Short Index (the “Index”).  The Fund commenced operations on May 31, 2012.

Shares of the Fund are listed and traded on the NYSE Arca exchange.  Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe.  Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.  Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor.  Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.  Therefore, they are unable to purchase or redeem Shares directly from the Fund.  Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited) (Continued)

day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of September 30, 2012, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited) (Continued)

of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,750,580	$—	$—	$2,750,580
REITS	112,078	—	—	112,078
Exchange
Traded Funds	57,936	—	—	57,936
Rights	1,374	—	—	1,374
Short-Term
Investments	2,586	—	—	2,586
Total Investments
in Securities	$2,924,554	$—	$—	$2,924,554

^  See Schedule of Investments for industry breakouts.

The end of period timing recognition is used for the significant transfers between levels of the Fund’s assets and liabilities.  The Fund did not have any transfers into or out of Levels 1, 2 and 3 during the period ended September 30, 2012.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited) (Continued)

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At September 30, 2012, the Fund did not have any capital loss carryforwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited) (Continued)

made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued.  There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncement.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  Management assessed the requirements of this ASU and concluded that there is no material impact on the Fund’s financial statements.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC, (the “Adviser”) serves as the investment adviser to the Fund.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.  The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.  The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.  Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Fund, and acts as the Fund’s Distributor in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Fund’s custodian (the “Custodian”).  Both the Distributor and Custodian are affiliates of the Administrator.

Certain officers and trustees of the Trust are affiliated with the Advisor, Administrator, Distributor, and Custodian.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2012, purchases and sales of securities for the Fund, excluding short-term securities, were $1,518,893 and $1,369,350, respectively.  There were no purchases or sales of government securities during the period.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund does not have a full fiscal year):

Cost of investments	$2,725,684
Gross tax unrealized appreciation	229,014
Gross tax unrealized depreciation	(30,144)
Net tax unrealized appreciation/(depreciation)	$198,870

AlphaClone Alternative Alpha ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

AlphaClone Alternative Alpha ETF Closing Price vs. NAV
The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for AlphaClone Alternative Alpha ETF is at a premium or discount to its daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

	May 31, 2012* through
	September 30, 2012
	Number	Percentage
Premium/Discount Range	of Days	of Total Days
Greater Than 1.0%	0	0%
Greater Than or Equal to 0.5% And Less Than 1.0%	3	3%
Greater Than or Equal to 0.0% And Less Than 0.5%	52	60%
Greater Than or Equal to -0.5% And Less Than 0.0%	26	30%
Greater Than or Equal to -1.0% And Less Than -0.5%	5	6%
Less Than -1.0%	1	1%
	87	100%

*  First day of secondary market trading.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
September 30, 2012 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on March 27, 2012 and May 22, 2012, the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of AlphaClone Alternative Alpha ETF (the “Fund”); and

•	the Sub-Advisory Agreement between the Adviser, the Trust and Index Management Solutions LLC (the “Sub-Adviser”) with respect to the Fund.

After the initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to the meetings held on March 27, 2012 and May 22, 2012, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to Fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund proposed to be managed by the Adviser and Sub-Adviser grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund.

Prior to and at the meetings held on March 27, 2012 and May 22, 2012, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
September 30, 2012 (Unaudited) (Continued)

services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Fund. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meetings and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meetings, and deliberated on the approval of the Agreements in light of this information.  In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

The Board considered the scope of services to be provided under the Advisory Agreement between the Trust and the Adviser noting that the Adviser will be providing investment management services to the Fund.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure.  The Board also considered the Adviser’s experience working with exchange-traded funds.  The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser. The Board then considered the scope of services to be provided under the Investment Sub-Advisory Agreement between the Trust, the Adviser and the Sub-Adviser, noting that the Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
September 30, 2012 (Unaudited) (Continued)

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services Provided and Economies of Scale

The Board reviewed the expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable funds, and concluded that the advisory fees were reasonable and the result of arm’s length negotiations.  Additionally, the Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to the distribution plan.  The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account projections of the Adviser’s anticipated profitability.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size.  The Board further determined that such economies of scale are currently shared with Fund shareholders through the unitary fee structure of the Trust, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Fund.  The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the unified fee the Adviser will receive from the Fund and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that each of the Adviser’s and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

AlphaClone Alternative Alpha ETF

EXPENSE EXAMPLE
For the Period Ended September 30, 2012 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 31, 2012 – September 30, 2012).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AlphaClone Alternative Alpha ETF

EXPENSE EXAMPLE
For the Period Ended September 30, 2012 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	May 31, 2012	September 30, 2012	During the Period^
Actual	$1,000	$1,125	$3.40
Hypothetical
(5% annual return
before expenses)	$1,000	$1,020	$3.23

^
The Fund commenced operations on May 31, 2012.  Expenses are equal to the Fund’s annualized expense ratio of 0.95% (for the period of commencement of operations to September 30, 2012) , multiplied by the average account value during the period, multiplied by 123/365 (to reflect the period since inception).

AlphaClone Alternative Alpha ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s portfolio holdings are posted on their website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone Alternative Alpha ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Adviser
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania  19103

Index Provider
AlphaClone, LLC
One Market Street
Spear Tower, 36th Floor
San Francisco, California  94105

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC  20006-1806

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title       /s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date    December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date    December 5, 2012

By (Signature and Title)*   /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date    December 5, 2012

* Print the name and title of each signing officer under his or her signature.